STOCK CAPITAL - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
STOCK CAPITAL
Total stock-based compensation expense	$ 1,520	$ 698
Research and development
STOCK CAPITAL
Total stock-based compensation expense	571	355
General and administrative
STOCK CAPITAL
Total stock-based compensation expense	$ 949	$ 343